UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Strategic Income Fund

8.31.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Strategic Income Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 86.00%					$1,209,721,673

(Cost $1,140,293,752)

Agricultural Products 0.57%					7,962,003

Cosan SA Industria e Comercio,
Perpetual Bond (Brazil) (S)	8.250	02-15-49	BB	2,750	2,591,875
Saskatchewan Wheat Pool, Inc.,
Sr Note (Canada) (D)	8.000	04-08-13	B	5,800	5,370,128

Air Freight & Logistics 0.13%					1,809,750

PHI, Inc.,
Sr Note (S)	7.125	04-15-13	BB-	1,900	1,809,750

Airlines 0.00%					150

Jet Equipment Trust,
Equipment Trust Ctf Ser 1995-B2 (B)(G)(H)	10.910	08-15-14	D	1,500	150

Aluminum 0.18%					2,541,250

Novelis, Inc.,
Sr Note (Canada) (P)(S)	8.250	02-15-15	B	2,675	2,541,250

Broadcasting & Cable TV 2.60%					36,635,155

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	7,953	7,863,529
Callahan Nordhein-Westfallen GmbH,
Sr Note (Germany) (B)(C)(G)(H)	14.125	07-15-11	D	1,430	44,297
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BB+	6,750	6,485,048
Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	8,141,969
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note (L)	8.000	03-15-12	B	7,925	8,024,062
XM Satellite Radio, Inc.,
Sr Note (S)	9.750	05-01-14	CCC	2,000	1,880,000
Sr Note (P)(S)	9.989	05-01-13	CCC	4,500	4,196,250

Casinos & Gaming 3.19%					44,919,388

Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11-15-13	BB-	2,330	2,353,300
Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	9.000	03-15-12	B	4,500	4,708,125
Gtd Sr Sub Note (L)	7.000	03-01-14	B	650	617,500
Jacobs Entertainment, Inc.,
Sr Note (S)	9.750	06-15-14	B-	7,750	7,740,312

John Hancock

Strategic Income Fund

Securities owned by the Fund on August 31, 2006 (unaudited)

Mandalay Resort Group,
Sr Sub Note (L)	9.375	02-15-10	B+	3,850	4,066,562
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	B+	4,450	4,589,062
Sr Sub Note	7.125	08-15-14	B+	800	780,000
Sr Sub Note (L)	6.375	07-15-09	B+	3,750	3,703,125
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	4,125	4,336,406
Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B+	2,800	2,695,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	2,500	2,643,750
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	500	491,250
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	BB-	5,879	6,194,996

Commodity Chemicals 0.24%					3,381,000

Braskem SA,
Note (Brazil) (S)	11.750	01-22-14	BB	2,800	3,381,000

Construction & Farm Machinery & Heavy Trucks	0.18%				2,561,000

Manitowoc Co., Inc. (The),
Sr Note	7.125	11-01-13	BB-	2,600	2,561,000

Construction Materials 0.08%					1,070,000

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	1,000	1,070,000

Consumer Finance 0.91%					12,741,828

Toyota Motor Credit Corp.,
Sr Note (Japan) (D)	0.750	06-09-08	AAA	1,490,000	12,741,828

Diversified Banks 1.09%					15,349,022

Corporacion Andina de Fomento,
Note (Venezuela)	5.200	05-21-13	A	2,600	2,532,223
European Investment Bank,
Sr Note (New Zealand) (D)	6.750	11-17-08	AAA	9,920	6,447,035
International Bank for Reconstruction &
Development,
Note (New Zealand) (D)	5.240	08-28-07	AAA	4,960	3,174,397
Landwirtschaftliche Rentenbank,
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	3,195,367

Electric Utilities 0.63%					8,888,422

Empresa Electrica Guacolda SA,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	3,634	3,999,649
Empresa Nacional de Electricidad SA,
Bond (Chile)	7.875	02-01-27	BBB-	4,500	4,888,773

John Hancock
Strategic Income Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

Foreign Government 54.04%					760,220,858

Australia, Government of,
Bond (Australia) (D)	7.500	09-15-09	AAA	71,245	56,935,228
Austria, Republic of,
Note (New Zealand) (D)	6.000	09-26-08	AAA	4,960	3,176,579
Bonos Y Oblig Del Estado,
Bond (Spain) (C)	5.350	10-31-11	AAA	18,930	26,145,833
Bond (Spain) (C)	5.000	07-30-12	AAA	10,000	13,697,888
Bond (Spain) (C)	4.200	07-30-13	AAA	20,500	27,044,201
Bundesrepublik Deutschland,
Bond (Germany) (C)	5.000	07-04-12	AAA	16,800	22,977,936
Buoni Poliennali Del Tes,
Bond (Italy) (C)	6.750	02-01-07	AA-	5,500	7,138,027
Bond (Italy) (C)	4.750	02-01-13	AA-	14,250	19,253,814
Bond (Italy) (C)	4.250	08-01-13	AA-	13,928	18,305,675
Canada, Government of,
Bond (Canada) (D)	7.000	12-01-06	AAA	30,000	27,207,749
Bond (Canada) (D)	6.000	06-01-08	AAA	15,000	13,964,902
Bond (Canada) (D)	6.000	06-01-08	AAA	10,000	9,309,935
Bond (Canada) (D)	6.000	06-01-11	AAA	35,050	34,276,515
Bond (Canada) (D)	5.500	06-01-09	AAA	69,510	65,074,138
Bond (Canada) (D)	5.500	06-01-10	AAA	33,425	31,685,906
Bond (Canada) (D)	4.500	09-01-07	AAA	32,000	28,942,014
Bond (Canada) (D)	4.500	06-01-15	AAA	27,000	25,083,055
Bond (Canada) (D)	4.000	09-01-10	AAA	21,900	19,740,884
Colombia, Republic of,
Note (Colombia)	10.750	01-15-13	BB	18,400	22,484,800
Germany, Federal Republic of,
Bond (Germany) (C)	5.000	01-04-12	AAA	7,450	10,163,662
Ireland, Government of,
Deb (Ireland) (C)	4.600	04-18-16	AAA	9,500	12,972,195
Mexican States, United,
Bond (Mexico)	11.375	09-15-16	BBB	3,800	5,441,600
Note (Mexico)	8.375	01-14-11	BBB	7,200	8,013,600
reasury Bill, Ser BI (Mexico) (D)(G)	Zero	01-04-07	BBB	337,900	30,186,260
New Zealand, Government of,
Bond (New Zealand) (D)	6.000	07-15-08	AAA	6,695	4,333,561
Norway, Government of,
Bond (Norway) (D)	6.750	01-15-07	AAA	136,800	21,949,557
Bond (Norway) (D)	6.000	05-16-11	AAA	244,000	42,086,827
Bond (Norway) (D)	5.000	05-15-15	AAA	158,000	26,711,743
Ontario, Province of,
Bond (New Zealand) (D)	5.750	03-03-08	AA	10,600	6,788,643
Deb (Canada) (D)	5.700	12-01-08	AA	30,700	28,585,096
Deb (Canada) (D)	5.000	03-08-14	AA	20,750	19,547,725
Note (New Zealand) (D)	6.250	06-16-15	AA	10,600	6,801,749
Panama, Republic of,
Bond (Panama)	7.250	03-15-15	BB	4,400	4,642,000
United Kingdom, Government of,
Treasury Bond (United Kingdom) (D)	4.500	03-07-07	AAA	9,300	17,655,938
Treasury Bond (United Kingdom) (D)	5.000	03-07-08	AAA	11,300	21,537,279
Venezuela, Republic of,
Sr Note (Venezuela) (C)	11.000	03-05-08	BB-	14,500	20,358,344

John Hancock
Strategic Income Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

Health Care Services 0.48%					6,696,000

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	7,200	6,696,000

Health Care Supplies 0.24%					3,454,615

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	3,446	3,454,615

Industrial Conglomerates 0.00%					0

Centaur Mining & Exploration Ltd.,
Sr Note (Australia) (B)(G)(H)	11.000	12-01-07	D	2,500	0

Integrated Oil & Gas 1.77%					24,844,941

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	3,800	4,237,000
Gtd Note	8.500	02-15-08	BBB	16,002	16,626,078
Gtd Note (L)	7.375	12-15-14	BBB	3,675	3,981,863

Integrated Telecommunication Services 0.35%					4,868,188

Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B-	4,850	4,868,188

Investment Banking & Brokerage 0.30%					4,228,166

Rabobank Nederland,
Note (Japan) (D)	0.200	06-20-08	AAA	500,000	4,228,166

Managed Health Care 0.66%					9,232,500

HealthSouth Corp.,
Sr Note (P)(S)	11.418	06-15-14	CCC+	6,000	6,165,000
Sr Note (S)	10.750	06-15-16	CCC+	3,000	3,067,500

Metal & Glass Containers 0.94%					13,221,135

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	5,480	5,754,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	3,200	3,240,000
Gtd Sr Sec Note	8.875	02-15-09	BB-	4,114	4,227,135

Oil & Gas Exploration & Production 1.02%					14,356,230

Chesapeake Energy Corp.,
Sr Note	7.750	01-15-15	BB	2,500	2,550,000
Sr Note (L)	6.875	01-15-16	BB	6,721	6,519,370
Pioneer Natural Resources Co.,
Gtd Sr Note	7.200	01-15-28	BB+	5,477	5,286,860

Oil & Gas Storage & Transportation 0.22%					3,088,125

Markwest Energy Partners LP,
Sr Note (S)	8.500	07-15-16	B	3,050	3,088,125

John Hancock
Strategic Income Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

Other Diversified Financial Services 2.10%					29,599,508

General Electric Capital Corp.,
Bond Ser A Tranche 1(New Zealand) (D)	6.625	02-04-10	AAA	25,300	16,329,020
Sr Note (Mexico) (D)	9.500	12-11-14	AAA	72,500	6,782,081
Sr Note (Mexico) (D)	8.750	10-05-15	AAA	72,500	6,488,407

Paper Packaging 1.28%					17,939,435

Graphic Packaging International, Inc.,
Sr Sub Note	9.500	08-15-13	B-	3,550	3,567,750
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	4,300	4,488,125
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	4,984	5,121,060
Sr Note	8.375	07-01-12	CCC+	5,000	4,762,500

Paper Products 0.82%					11,575,000

Abitibi Consolidated Co. of Canada,
Gtd Note (Canada) (L)	8.375	04-01-15	B+	2,100	1,911,000
Abitibi Consolidated, Inc.,
Note (Canada)	6.000	06-20-13	B+	2,100	1,732,500
Graphic Packaging International,
Sr Note	8.500	08-15-11	B-	2,100	2,131,500
Pope & Talbot, Inc.,
Deb	8.375	06-01-13	CCC	2,000	1,600,000
Sr Note	8.375	06-01-13	CCC	5,250	4,200,000

Pharmaceuticals 0.56%					7,898,412

Pfizer, Inc.,
Bond (Japan) (D)	0.800	03-18-08	AAA	925,000	7,898,412

Real Estate Management & Development 0.04%					589,500

OMEGA Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB	600	589,500

Regional Banks 0.49%					6,859,018

Colonial Bank, NA,
Sub Note	6.375	12-01-15	BBB-	4,194	4,287,358
CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	2,340	2,571,660

Restaurants 0.15%					2,055,375

Landry's Restaurants, Inc.,
Gtd Sr Note Ser B	7.500	12-15-14	B	2,175	2,055,375

Specialized Finance 3.27%					46,003,278

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	6,865	6,573,238
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	4,120	3,872,800
JSG Funding Plc,
Sr Sub Note (Ireland) (C)	7.750	04-01-15	B-	7,700	9,141,803

John Hancock
Strategic Income Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

Kreditanstalt fuer Wiederaufbau,
Gtd Bond (Japan) (D)	1.850	09-20-10	AAA	1,500,000	13,224,671
Oesterreichische Kontrollbank AG,
Gtd Bond (Japan) (D)	1.800	03-22-10	AAA	1,500,000	13,190,766

Thrifts & Mortgage Finance 5.66%					79,612,208

Bank of America Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2006-1 Ser 4CB1	6.500	02-25-36	Aaa	19,618	19,807,005
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	19,327	19,468,100
Countrywide Home Loans,
Mtg Pass Thru Ctf Ser 2005-27 Class 2A1	5.500	12-25-35	Aaa	40,901	39,828,105
DB Master Finance, LLC,
Sub Bond Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	500	508,998

Tobacco 0.27%					3,850,000

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B-	3,850	3,850,000

Wireless Telecommunication Services 1.54%					21,670,213

America Movil SA de CV,
Bond (Mexico) (D)	9.000	01-15-16	BBB+	65,700	6,030,136
Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC	3,000	2,992,500
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	5,253	5,187,338
Grupo Iusacell SA de CV,
Sr Note (Mexico) (G)(H)	14.25	12-01-06	C	4,000	1,800,000
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB+	2,600	2,675,239
Rural Cellular Corp.,
Sr Sub Note (L)	9.750	01-15-10	CCC	3,000	2,985,000

Issuer				Shares	Value
Common stocks 2.89%					$40,641,103

(Cost $31,050,249)

Commodity Chemicals 0.39%					5,474,742

Great Lakes Carbon Income Fund (Canada)				592,741	5,474,742

Diversified Commercial & Professional Services 0.00%					267

SpinCycle, Inc. (B)(I)				667	267

Environmental & Facilities Services 0.36%					5,103,618

Allied Waste Industries, Inc. (I)				493,580	5,103,618

Gold 0.73%					10,250,000

Newmont Mining Corp.				200,000	10,250,000

John Hancock
Strategic Income Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

Integrated Telecommunication Services 0.07%					831,959

Deutsche Telekom AG, American Depositary
Receipt (Germany)				8,253	120,824
Manitoba Telecom Services, Inc. (Canada)				910	38,975
Versatel Telecom International NV
(Netherlands) (C)(I)				590,005	672,160

Paper Products 0.22%					3,145,500

Abitibi Consolidated, Inc. (Canada)				1,165,000	3,145,500

Precious Metals & Minerals 0.82%					11,546,000

Pan American Silver Corp. (Canada) (I)				400,000	9,072,000
Silver Standard Resources, Inc. (Canada) (I)				100,000	2,474,000

Wireless Telecommunication Services 0.30%					4,289,017

NII Holdings, Inc. (I)				69,572	3,711,666
USA Mobility, Inc.				25,267	577,351

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.18%					$2,499,525

(Cost $2,671,194)

Marine 0.00%					0

Pacific & Atlantic Holdings, Inc., (B)(G)(I)			CCC	100,913	0

Wireless Telecommunication Services 0.18%					2,499,525

Rural Cellular Corp., 11.375%, Ser B (I)			Ca	2,070	2,499,525

				Par value
Issuer, description, maturity date				($000)	Value
Tranche Loans 0.14%					$2,000,000

(Cost $2,000,000)

Apparel, Accessories & Luxury Goods 0.14%					2,000,000

Hanesbrands, Inc.,
Tranche HBI				2,000	2,000,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities 9.56%					$134,515,553

(Cost $133,009,972)

Government U.S. 7.35%					103,357,749

United States Treasury,
Bond	9.250	02-15-16	AAA	8,600	11,508,881
Bond (L)	8.125	08-15-19	AAA	5,225	6,830,465
Bond (L)	6.125	08-15-07	AAA	7,200	7,272,842
Bond (L)	4.875	08-15-16	AAA	25,000	25,283,200

John Hancock
Strategic Income Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

Bond (L)	4.250	08-15-13	AAA	32,340	31,445,605
Note	4.875	07-31-11	AAA	7,065	7,117,436
Note (L)	4.625	03-31-08	AAA	13,950	13,899,320

Government U.S. Agency 2.21%					31,157,804

Federal Home Loan Mortgage Corp.,
Note	4.650	10-10-13	AAA	9,695	9,303,021
Note	4.625	08-22-08	AAA	15,000	14,878,095
Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf (M)	5.500	09-15-34	AAA	7,110	6,976,688

Issuer				Shares	Value
Warrants 0.01%					$83,650

(Cost $647,943)

Broadcasting & Cable TV 0.00%					13,461

NTL, Inc. (I)				28,043	13,461

Integrated Telecommunication Services 0.01%					70,189

COLT Telecom Plc (United Kingdom) (B)(I)(S)				5,000	70,189

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value
Short-term investments 1.22%					$17,157,000

(Cost $17,157,000)

Joint Repurchase Agreement 1.22%					17,157,000

Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. -
Dated 8-31-06 due 9-1-06 (secured by U.S.
Treasury Inflation Indexed Note 2.000% due
1-15-16)			5.240	17,157	17,157,000

Total investments 100.00%					$1,406,618,504

John Hancock
Strategic Income Fund
Footnotes to Schedule of Investments
August 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of August 31, 2006.

(M) A portion of these securities having an aggregate value of $6,976,688, or 0.50% of the Fund's total investments, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $7,358,050 of JSG Funding Plc, 7.750%, 04-01-15, has been segregated to cover the forward commitments.

(P) Represents rate in effect on August 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $63,747,982 or 4.53% of the Fund's total investments as of August 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2006, including short-term investments, was $1,332,071,605. Gross unrealized appreciation and depreciation of investments aggregated $102,400,530 and $27,853,631, respectively, resulting in net unrealized appreciation of $74,546,899.

Footnotes to Schedule of Investments - Page 1

John Hancock
Strategic Income Fund
Forward foreign currency exchange contracts
August 31, 2006 (unaudited)

	Principal amount		Appreciation
Currency	covered by contract	Expiration month	(depreciation)

BUYS
Australian Dollar	$17,600,000	September 2006	($21,907)
Canadian Dollar	$178,979,451	September 2006	894,172
Euro	$60,650,000	September 2006	(167,917)
New Zealand	$7,000,000	September 2006	98,618

			$802,966
SELLS
Australian Dollar	$74,975,000	September 2006	($2,527,805)
Canadian Dollar	$331,649,488	September 2006	9,733
Euro	$154,783,625	September 2006	(3,025,994)
Pound Sterling	$21,000,000	September 2006	(922,807)
New Zealand	$84,250,000	September 2006	(4,637,866)

			($11,104,739)

Forward foreign currency exchange contracts

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Gordon M. Shone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q1 8/06
10/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen

Executive Vice President and Chief Financial Officer

Date: October 27, 2006